Share-based payments	12 Months Ended
Dec. 31, 2025
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share-based payments	3.3. Share-based payments
Accounting policies
Nokia offers three types of global share-based
compensation plans for employees: performance shares,
restricted shares and the employee share purchase plan.
All plans are equity-settled.
Employee services received and the corresponding
increase in equity are measured by reference to the fair
value of the equity instruments at the grant date,
excluding the impact of any non-market vesting
conditions. Plans that apply tranched vesting are
accounted for under the graded vesting model. Share-
based compensation plans are generally conditional on
continued employment as well as the fulfillment of any
performance conditions specified in the award terms. Until
the Nokia shares are delivered, the participants do not
have any shareholder rights, such as voting or dividend
rights, associated with the shares. The share grants are
generally forfeited if the employment relationship with
Nokia terminates prior to vesting. Share-based
compensation is recognized as an expense over the
relevant service periods.
Share-based payment expense
In 2025, the share-based payment expense recognized in the
income statement for continuing operations for all share-based compensation plans amounted to EUR 337 million (EUR 239
million in 2024 and EUR 201 million in 2023).
Performance shares
In 2025, Nokia had outstanding performance shares from
grants made in 2022, 2023, 2024 and 2025. Grants made for
performance shares are targeted on a limited basis to senior level employees and executives.
Performance share plans at 31 December 2025:

Plan	Performance shares outstanding at target	Confirmed payout (% of target)	Performance period	Settlement year
2022	—	0%	2022-2024	2025/2026
2023	12 529 600	110%	2023–2025	2026/2027
2024	17 534 756	—	2024–2026	2027/2028
2025	10 681 505	—	2025–2027	2028/2029
The 2022 Performance share grants have a three-year vesting
period where Nokia’s actual total shareholder return (ATSR) is compared to the target total shareholder return to determine the number of Nokia shares that will be delivered at settlement.
The 2022 Performance share grants do not include a minimum
payout guarantee.
The 2023 Performance share grants apply the ATSR
performance metric to two-thirds of the grant. For the
remaining one-third of the granted shares, the metrics are
either a service condition alone or a relative total shareholder return (RTSR). RTSR grants measure Nokia’s share performance against its peer group companies where minimum payout for
this metric requires Nokia to be at least in the 25th percentile when compared with the peer group.
The 2024 and 2025 Performance share grants apply the
performance metrics to two-thirds of the grant. For the
remaining one-third of the granted shares, the metrics are
either a service condition or performance metrics. The
performance metrics of the 2024 and 2025 Performance share
grants are 50% RTSR, 40% Cumulative EPS targets adjusted for non-recurring events, and 10% carbon emissions targets.
Restricted shares
In 2025, there were outstanding restricted shares from grants made in 2022, 2023, 2024 and 2025. Nokia grants restricted
shares to selected employees as the primary method of equity compensation. Restricted shares are Nokia shares that will be delivered to eligible participants at a future point in time, subject to the fulfillment of predetermined service conditions.
Restricted shares will either vest on the third anniversary of the award or follow a tranche vesting schedule whereby each plan vests in one or more tranches determined at the award date.
The restricted share grants are generally forfeited if the
employment relationship with Nokia terminates prior to vesting of the applicable tranche or tranches.
Employee share purchase plan
Nokia offers a voluntary Employee Share Purchase Plan (ESPP)
to its employees. Participating employees make contributions from their net salary to purchase Nokia shares on a monthly
basis during a 12-month savings period. Nokia delivers one
matching share for every two purchased shares the employee
holds at the end of the plan cycle. In 2025, 5 578 417 matching shares were issued as a settlement to the participants of the
ESPP 2024 (7 455 343 matching shares issued under the 2023
Plan in 2024, and 6 726 190 matching shares issued under the
2022 Plan in 2023).
Share-based payment plans by instrument

	Performance shares		Restricted shares
	Number of shares outstanding at target	Weighted average grant date fair value (EUR)	Number of shares outstanding	Weighted average grant date fair value (EUR)
1 January 2023	63 747 848		54 527 628
Granted	15 207 400	3.10	45 322 400	3.36
Forfeited	(3 916 744)		(1 998 801)
Vested(1)	(31 691 700)		(3 175 287)
31 December 2023	43 346 804		94 675 940
Granted	19 202 484	3.65	57 602 936	3.48
Forfeited	(3 589 329)		(5 471 235)
Vested(1)	(15 223 017)		(23 834 342)
31 December 2024	43 736 942		122 973 299
Granted(2)	10 818 188	4.73	97 037 127	4.37
Forfeited	(2 803 610)		(7 901 371)
Vested(1)	(11 005 659)		(62 570 770)
31 December 2025	40 745 861		149 538 285
(1)Vested performance shares at target are to be multiplied by the confirmed payout (% of target) to calculate the total number of Nokia shares settled.
(2)Number of granted restricted shares includes 39.4 million replacement share awards granted as part of the acquisition of Infinera. For more information on the replacement awards as part of the purchase consideration, refer to Note 6.2. Acquisitions.
Estimation of grant date fair values

Plan	Grant date fair value
ATSR	Estimated considering the dividend-adjusted Nokia share price at the end of the performance period of the plan and the target payout levels set for the plan.
RTSR
Estimated considering a combination of the dividend-adjusted Nokia share price compared with benchmark companies’ share prices at the end of the performance period of the plan and the target payout levels set for the plan.

Restricted Shares	Estimated using the grant date market price of the Nokia share less the present value of dividends expected to be paid during the vesting period.